Net finance costs (Tables)	12 Months Ended
Sep. 30, 2024
Analysis of income and expense [abstract]
Disclosure of finance costs

	Year ended September 30
	2024	2023
	$	$
Interest on long-term debt	48,002	53,871
Interest on lease liabilities	29,234	29,115
Net interest costs on net defined benefit pension plans (Note 17)	7,563	4,782
Other finance costs	6,135	6,192
Finance costs	90,934	93,960
Finance income	(63,045)	(41,497)
	27,889	52,463